Quarterly Report
September 30, 2022
MFS®  Government
Securities Portfolio
MFS® Variable Insurance Trust II
GSS-Q3

Portfolio of Investments
9/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.7%
Asset-Backed & Securitized – 6.2%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.143%, 11/15/2054 (i)	$3,604,277	$219,846
ACREC 2021-FL1 Ltd., “AS”, FLR, 4.493% (LIBOR - 1mo. + 1.5%), 10/16/2036 (n)	1,293,000	1,247,265
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 4.317% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	671,500	640,401
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 4.217% (LIBOR - 1mo. + 1.4%), 8/15/2034 (n)	1,107,000	1,062,139
AREIT 2022-CRE6 Trust, “AS”, FLR, 3.934% (SOFR - 30 day + 1.65%), 1/16/2037 (n)	1,405,000	1,344,897
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.423%, 7/15/2054 (i)	3,649,510	271,575
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.753%, 2/15/2054 (i)	2,385,106	221,830
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.379%, 2/15/2054 (i)	7,624,627	529,673
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.15%, 3/15/2054 (i)	4,507,918	285,101
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.998%, 6/15/2054 (i)	6,478,171	327,480
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.384%, 7/15/2054 (i)	5,802,147	420,467
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.397%, 8/15/2054 (i)	6,782,606	504,510
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.154%, 9/15/2054 (i)	7,581,752	434,523
BSPDF 2021-FL1 Issuer Ltd., “A”, FLR, 4.017% (LIBOR - 1mo. + 1.2%), 10/15/2036 (n)	614,500	589,465
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 4.297% (LIBOR - 1mo. + 1.48%), 10/15/2036 (n)	777,500	728,288
BXMT 2021-FL4 Ltd., “AS”, FLR, 4.117% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	1,344,000	1,315,466
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	267,500	249,185
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.996%, 12/15/2072 (i)(n)	4,413,704	201,303
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.434%, 2/15/2054 (i)	5,863,567	452,452
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.889%, 4/15/2054 (i)	3,307,964	147,876
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	1,136,000	1,084,555
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	144,366	137,531
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	223,326	220,482
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 4.567% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	1,110,500	1,068,893
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 4.237% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	1,572,067	1,515,506
MF1 2021-FL5 Ltd., “AS”, FLR, 4.159% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	664,500	646,091
MF1 2021-FL5 Ltd., “B”, FLR, 4.409% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	836,500	806,403
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1%, 12/15/2051 (i)	6,045,693	228,968
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.42%, 5/15/2054 (i)	2,876,545	207,694
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.346%, 6/15/2054 (i)	3,532,372	230,779
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.216%, 10/15/2054 (i)	13,414,370	820,573
PFP III 2021-7 Ltd., “AS”, FLR, 3.967% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	932,953	893,095
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 4.284% (LIBOR - 1mo. + 1.2%), 11/25/2036 (z)	668,470	644,025
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 4.584% (LIBOR - 1mo. + 1.5%), 11/25/2036 (z)	206,000	197,326
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.118%, 1/15/2052 (i)(n)	3,397,575	148,682
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.674%, 8/15/2054 (i)	1,325,218	120,096
		$20,164,441
Automotive – 0.1%
Hyundai Capital America, 2.375%, 2/10/2023 (n)	$405,000	$401,436
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029	$563,000	$481,501
Industrial – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022	$98,000	$98,000
Howard University, Washington D.C., 2.416%, 10/01/2024	119,000	112,186
Howard University, Washington D.C., 2.516%, 10/01/2025	147,000	135,432
		$345,618
Medical & Health Technology & Services – 0.3%
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	$879,000	$862,736
ProMedica Toledo Hospital, “B”, 5.75%, 11/15/2038	246,000	224,107
		$1,086,843

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 49.7%
Fannie Mae, 2.152%, 1/25/2023	$169,009	$168,388
Fannie Mae, 2.73%, 4/01/2023	446,666	445,518
Fannie Mae, 2.41%, 5/01/2023	563,868	561,550
Fannie Mae, 4.5%, 5/01/2025 - 4/01/2041	2,193,186	2,146,693
Fannie Mae, 4%, 3/25/2028 - 2/01/2045	7,570,732	7,225,900
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	4,871,803	4,564,237
Fannie Mae, 6.5%, 9/01/2031 - 10/01/2037	310,397	324,606
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	802,907	722,319
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	295,875	29,393
Fannie Mae, 3.42%, 7/01/2032	756,199	687,965
Fannie Mae, 3%, 2/25/2033 (i)	360,006	33,920
Fannie Mae, 5.5%, 10/01/2033 - 3/01/2038	3,084,950	3,177,993
Fannie Mae, 5%, 11/01/2033 - 3/01/2041	2,143,413	2,153,898
Fannie Mae, 6%, 8/01/2034 - 7/01/2037	348,065	360,728
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	3,659,705	3,378,720
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	426,435	394,945
Fannie Mae, 1.75%, 10/25/2041	693,938	632,462
Fannie Mae, 2.75%, 9/25/2042	308,978	288,523
Fannie Mae, UMBS, 2%, 8/01/2037 - 6/01/2052	12,834,825	10,523,165
Fannie Mae, UMBS, 1.5%, 2/01/2042	67,870	54,055
Fannie Mae, UMBS, 2.5%, 3/01/2042 - 8/01/2052	23,639,420	19,943,691
Fannie Mae, UMBS, 3%, 6/01/2051 - 7/01/2052	5,451,338	4,773,763
Fannie Mae, UMBS, 3.5%, 5/01/2052 - 7/01/2052	782,586	705,481
Freddie Mac, 4.5%, 11/01/2022 - 5/01/2042	896,952	879,801
Freddie Mac, 5%, 4/01/2023 - 12/01/2044	1,254,682	1,258,916
Freddie Mac, 6%, 6/01/2023 - 10/01/2038	911,443	942,934
Freddie Mac, 3.06%, 7/25/2023	326,000	322,596
Freddie Mac, 1.043%, 4/25/2024 (i)	10,988,392	125,107
Freddie Mac, 0.714%, 7/25/2024 (i)	15,556,686	116,753
Freddie Mac, 3.064%, 8/25/2024	1,667,015	1,624,454
Freddie Mac, 2.67%, 12/25/2024	3,924,000	3,768,510
Freddie Mac, 2.811%, 1/25/2025	2,521,220	2,424,447
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	813,961	776,959
Freddie Mac, 3.5%, 1/15/2027 - 10/25/2058	10,208,911	9,474,096
Freddie Mac, 1.48%, 3/25/2027 (i)	1,030,000	53,509
Freddie Mac, 0.709%, 7/25/2027 (i)	29,429,303	671,073
Freddie Mac, 0.557%, 8/25/2027 (i)	24,286,274	426,999
Freddie Mac, 0.428%, 1/25/2028 (i)	42,307,695	603,718
Freddie Mac, 0.436%, 1/25/2028 (i)	17,434,197	256,647
Freddie Mac, 0.271%, 2/25/2028 (i)	49,235,667	369,440
Freddie Mac, 2.5%, 3/15/2028	93,822	93,003
Freddie Mac, 0.264%, 4/25/2028 (i)	31,785,174	222,957
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	8,366,561	7,555,028
Freddie Mac, 1.218%, 7/25/2029 (i)	4,422,521	261,079
Freddie Mac, 1.268%, 8/25/2029 (i)	7,668,460	473,244
Freddie Mac, 1.916%, 4/25/2030 (i)	1,602,831	173,329
Freddie Mac, 1.985%, 4/25/2030 (i)	4,034,514	453,061
Freddie Mac, 1.766%, 5/25/2030 (i)	2,174,913	221,158
Freddie Mac, 1.905%, 5/25/2030 (i)	4,905,689	536,672
Freddie Mac, 1.436%, 6/25/2030 (i)	1,983,331	166,146
Freddie Mac, 1.703%, 8/25/2030 (i)	1,814,781	181,347
Freddie Mac, 1.262%, 9/25/2030 (i)	1,149,690	85,977
Freddie Mac, 1.172%, 11/25/2030 (i)	2,249,951	158,123
Freddie Mac, 0.421%, 1/25/2031 (i)	8,730,061	181,076
Freddie Mac, 0.873%, 1/25/2031 (i)	3,359,280	175,112
Freddie Mac, 1.026%, 1/25/2031 (i)	2,545,825	157,474
Freddie Mac, 0.612%, 3/25/2031 (i)	6,930,861	231,402
Freddie Mac, 0.828%, 3/25/2031 (i)	2,967,667	148,531
Freddie Mac, 1.333%, 5/25/2031 (i)	1,210,235	99,881

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.039%, 7/25/2031 (i)	$1,944,368	$127,930
Freddie Mac, 0.607%, 8/25/2031 (i)	2,464,254	86,880
Freddie Mac, 0.632%, 9/25/2031 (i)	8,016,720	290,831
Freddie Mac, 0.955%, 9/25/2031 (i)	2,478,687	149,442
Freddie Mac, 0.441%, 11/25/2031 (i)	11,978,818	315,363
Freddie Mac, 0.597%, 12/25/2031 (i)	11,887,771	432,148
Freddie Mac, 0.664%, 12/25/2031 (i)	1,981,491	80,812
Freddie Mac, 6.5%, 8/01/2032 - 5/01/2037	182,066	188,789
Freddie Mac, 3.71%, 11/25/2032	624,120	580,530
Freddie Mac, 5.5%, 8/01/2035 - 6/01/2041	780,304	806,640
Freddie Mac, 5.5%, 2/15/2036 (i)	87,231	14,657
Freddie Mac, 4.5%, 12/15/2040 (i)	27,638	2,526
Freddie Mac, 1.75%, 8/15/2041	248,082	226,491
Freddie Mac, 3.25%, 11/25/2061	2,160,492	1,980,019
Freddie Mac, UMBS, 6.5%, 8/01/2032	16,746	17,280
Freddie Mac, UMBS, 2%, 6/01/2037 - 8/01/2052	21,353,155	17,632,480
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	363,365	329,655
Freddie Mac, UMBS, 3%, 7/01/2050 - 4/01/2052	1,559,011	1,362,359
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 4/01/2052	3,198,953	2,696,526
Freddie Mac, UMBS, 4%, 5/01/2052	761,171	708,636
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	697,450	729,827
Ginnie Mae, 5.687%, 8/20/2034	256,280	262,594
Ginnie Mae, 4%, 5/16/2039 - 9/20/2052	1,254,339	1,198,449
Ginnie Mae, 4.5%, 8/15/2039 - 9/20/2052	4,748,365	4,596,681
Ginnie Mae, 3.5%, 10/20/2041 (i)	122,433	7,020
Ginnie Mae, 3.5%, 12/15/2041 - 6/20/2043	2,256,378	2,095,577
Ginnie Mae, 2.5%, 6/20/2042 - 6/20/2052	6,511,056	5,612,876
Ginnie Mae, 4%, 8/16/2042 (i)	156,908	23,750
Ginnie Mae, 2.25%, 9/20/2043	113,196	109,449
Ginnie Mae, 3%, 4/20/2045 - 6/20/2052	5,588,819	4,983,554
Ginnie Mae, 2%, 1/20/2052	3,396,293	2,839,344
Ginnie Mae, 5%, 9/20/2052	450,000	441,543
Ginnie Mae, 0.585%, 2/16/2059 (i)	748,970	27,157
Ginnie Mae, TBA, 3%, 10/20/2052	1,625,000	1,435,903
Ginnie Mae, TBA, 3.5%, 10/20/2052 - 11/21/2052	1,975,000	1,795,544
Ginnie Mae, TBA, 4%, 10/20/2052	2,000,000	1,867,578
Ginnie Mae, TBA, 4.5%, 10/20/2052	1,225,000	1,172,507
Ginnie Mae, TBA, 5%, 10/20/2052	1,600,000	1,565,883
UMBS, TBA, 2%, 10/13/2052	2,025,000	1,639,143
UMBS, TBA, 2.5%, 10/13/2052	1,225,000	1,027,541
UMBS, TBA, 5.5%, 10/13/2052 - 11/25/2052	1,050,000	1,042,836
UMBS, TBA, 6%, 10/13/2052	325,000	330,167
UMBS, TBA, 5%, 10/25/2052	350,000	340,924
		$162,144,313
Municipals – 1.9%
California Earthquake Authority Rev., Taxable, “B”, 1.477%, 7/01/2023	$210,000	$205,011
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	690,000	596,810
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.682%, 7/01/2027	335,000	299,158
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	204,092	183,265
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, Taxable, “B”, AGM, 0%, 2/15/2023	2,991,000	2,946,296
New York Transportation Development Corp., Special Facilities Taxable Rev., Taxable (Terminal 4 John F. Kennedy International Airport Project), “B”, 1.61%, 12/01/2022	130,000	129,326
Philadelphia, PA, School District, Taxable, “A”, AGM, 5.995%, 9/01/2030	960,000	1,028,880
Port of Oakland, CA, Senior Lien Refunding Rev., Taxable, “R”, 1.517%, 5/01/2026	295,000	263,222
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.497%, 6/01/2024	280,000	265,530

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	$225,000	$204,786
		$6,122,284
U.S. Government Agencies and Equivalents – 0.6%
Small Business Administration, 4.98%, 11/01/2023	$15,841	$15,743
Small Business Administration, 4.77%, 4/01/2024	57,347	56,726
Small Business Administration, 5.52%, 6/01/2024	20,948	20,995
Small Business Administration, 4.99%, 9/01/2024	3,544	3,479
Small Business Administration, 5.11%, 4/01/2025	41,033	40,386
Small Business Administration, 2.21%, 2/01/2033	353,906	318,739
Small Business Administration, 2.22%, 3/01/2033	539,096	484,716
Small Business Administration, 3.15%, 7/01/2033	527,834	496,627
Small Business Administration, 3.16%, 8/01/2033	319,495	301,698
Small Business Administration, 3.62%, 9/01/2033	183,227	175,420
		$1,914,529
U.S. Treasury Obligations – 38.6%
U.S. Treasury Bonds, 6.25%, 8/15/2023	$2,891,000	$2,940,802
U.S. Treasury Bonds, 6%, 2/15/2026	2,699,000	2,844,915
U.S. Treasury Bonds, 6.75%, 8/15/2026	1,862,000	2,032,708
U.S. Treasury Bonds, 6.375%, 8/15/2027	326,000	358,052
U.S. Treasury Bonds, 1.625%, 5/15/2031	6,239,000	5,236,861
U.S. Treasury Bonds, 4.5%, 8/15/2039	1,287,500	1,382,302
U.S. Treasury Bonds, 3.125%, 2/15/2043	8,176,700	7,028,129
U.S. Treasury Bonds, 2.875%, 5/15/2043	13,519,500	11,142,497
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	21,059,000	16,055,020
U.S. Treasury Bonds, 2.875%, 11/15/2046	2,917,000	2,382,141
U.S. Treasury Bonds, 1.875%, 11/15/2051	2,552,000	1,687,610
U.S. Treasury Notes, 0.125%, 2/28/2023	13,476,800	13,275,174
U.S. Treasury Notes, 2.5%, 3/31/2023	9,000,000	8,941,992
U.S. Treasury Notes, 0.125%, 5/31/2023	8,057,000	7,848,021
U.S. Treasury Notes, 0.125%, 6/30/2023	7,893,000	7,663,610
U.S. Treasury Notes, 0.125%, 7/15/2023	1,762,000	1,706,456
U.S. Treasury Notes, 0.375%, 10/31/2023	1,062,900	1,018,806
U.S. Treasury Notes, 0.75%, 12/31/2023	12,875,300	12,325,585
U.S. Treasury Notes, 2.5%, 5/15/2024	5,385,000	5,230,602
U.S. Treasury Notes, 2%, 8/15/2025	438,000	411,446
U.S. Treasury Notes, 2.625%, 12/31/2025	2,800,000	2,664,047
U.S. Treasury Notes, 2.75%, 2/15/2028	6,000,000	5,618,672
U.S. Treasury Notes, 1.5%, 2/15/2030	3,800,000	3,224,953
U.S. Treasury Notes, 1.375%, 11/15/2031	3,419,500	2,778,344
		$125,798,745
Total Bonds		$318,459,710
Investment Companies (h) – 5.1%
Money Market Funds – 5.1%
MFS Institutional Money Market Portfolio, 2.64% (v)	16,615,204	$16,616,865

Other Assets, Less Liabilities – (2.8)%		(9,088,007)
Net Assets – 100.0%		$325,988,568
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $16,616,865 and $318,459,710, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

Portfolio of Investments (unaudited) – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $13,078,997, representing 4.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 4.284% (LIBOR - 1mo. + 1.2%), 11/25/2036	11/12/2021	$668,470	$644,025
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 4.584% (LIBOR - 1mo. + 1.5%), 11/25/2036	11/12/2021	206,000	197,326
Total Restricted Securities			$841,351
% of Net assets			0.3%
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 9/30/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	12	$1,516,875	December – 2022	$109,831
U.S. Treasury Note 2 yr	Short	USD	205	42,105,078	December – 2022	657,863
U.S. Treasury Note 5 yr	Short	USD	123	13,223,461	December – 2022	316,926
						$1,084,620
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	418	$46,842,125	December – 2022	$(2,178,786)
U.S. Treasury Ultra Bond	Long	USD	12	1,644,000	December – 2022	(129,507)
U.S. Treasury Ultra Note 10 yr	Long	USD	38	4,502,406	December – 2022	(99,216)
						$(2,407,509)
At September 30, 2022, the fund had liquid securities with an aggregate value of $833,281 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of September 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$127,713,274	$—	$127,713,274
Municipal Bonds	—	6,122,284	—	6,122,284
U.S. Corporate Bonds	—	2,315,398	—	2,315,398
Residential Mortgage-Backed Securities	—	162,144,313	—	162,144,313
Commercial Mortgage-Backed Securities	—	12,865,130	—	12,865,130
Asset-Backed Securities (including CDOs)	—	7,299,311	—	7,299,311
Mutual Funds	16,616,865	—	—	16,616,865
Total	$16,616,865	$318,459,710	$—	$335,076,575
Other Financial Instruments
Futures Contracts – Assets	$1,084,620	$—	$—	$1,084,620
Futures Contracts – Liabilities	(2,407,509)	—	—	(2,407,509)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$102,834,176	$192,935,611	$279,153,351	$(1,662)	$2,091	$16,616,865
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$237,192	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.